Share-based compensation (Details 4) (Performance-based share options)	12 Months Ended
Dec. 31, 2011
Assumptions used to estimate the fair value of options granted
Risk-free interest rates, Minimum (as a percent)	0.56%
Risk-free interest rates, Maximum (as a percent)	1.62%
Expected volatility, Minimum (as a percent)	54.62%
Expected volatility, Maximum (as a percent)	63.18%
Minimum
Assumptions used to estimate the fair value of options granted
Expected life	3 years 7 months 24 days
Maximum
Assumptions used to estimate the fair value of options granted
Expected life	4 years 3 months